Age Analysis (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Lease Receivables USD ($)	Mar. 31, 2012 Lease Receivables JPY (¥)	Mar. 31, 2011 Lease Receivables JPY (¥)	Mar. 31, 2012 Installment Loans USD ($)	Mar. 31, 2012 Installment Loans JPY (¥)	Mar. 31, 2011 Installment Loans JPY (¥)	Mar. 31, 2012 Installment Receivables And Other USD ($)	Mar. 31, 2012 Installment Receivables And Other JPY (¥)	Mar. 31, 2011 Installment Receivables And Other JPY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	$ 8,995,841	¥ 737,659,000	¥ 707,835,000	$ 7,418,732	¥ 608,336,000	¥ 584,918,000	$ 1,027,731	¥ 84,274,000	¥ 74,373,000	$ 549,378	¥ 45,049,000	¥ 48,544,000
Overdue	94,293	7,732,000	9,127,000	54,817	4,495,000	7,433,000	10,171	834,000	33,000	29,305	2,403,000	1,661,000
Total : Financing receivables	$ 9,090,134	¥ 745,391,000	¥ 716,962,000	$ 7,473,549	¥ 612,831,000	¥ 592,351,000	$ 1,037,902	¥ 85,108,000	¥ 74,406,000	$ 578,683	¥ 47,452,000	¥ 50,205,000